Share-Based Employee Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Summary of Share-based Compensation Expenses Recognized
The following table shows the total share-based compensation expenses recognized in the Statement of Comprehensive Income:

	Year ended March 31
	2026	2025	2024
	(In million)	(In million)	(In million)
Servicing	$17.1	$13.8	$18.3
Marketing and sales	6.6	3.2	5.9
Technology and development	52.9	44.6	52.8
General and administrative	18.9	13.0	14.1

Total	$95.5	$74.6	$91.1

Summary of Number and Weighted Average Exercise Prices
The number and weighted average exercise prices of share awards are as follows
:

Number of shares issuable	Number of share awards (#)	Weighted average exercise price	Average Remaining Contractual Term	Aggregate Intrinsic Value (in million)
Outstanding at April 1, 2023	65,648,858	$0.11	7.1 years	$433.4
Awards granted	11,460,714	0.00		—
Awards exercised	(19,895,709)	0.07		177.7
Awards forfeited	(3,623,805)	0.01		33.6
Outstanding at April 1, 2024	53,590,058	$0.11	6.8 years	$624.3
Awards granted	7,547,396	0.00		—
Awards exercised	(17,194,598)	0.10		148.4
Awards forfeited	(3,174,878)	0.00		27.6
Outstanding at March 31, 2025	40,767,978	$0.10	6.4 years	$504.0
Awards granted	11,477,541	0.00		137.3
Awards exercised	(13,436,927)	0.03		175.8
Awards forfeited	(2,152,587)	0.00		27.8
Outstanding at March 31, 2026	36,656,005	$0.10	6.4 years	$434.8
Exercisable at March 31, 2026	19,069,428	0.19	4.3 years	224.4